Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Raw materials	$ 212,736	$ 107,088
Finished products	178,748	143,979
Total	$ 391,484	$ 251,067